GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES

4 GENERAL AND ADMINISTRATIVE EXPENSES

		Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	Notes	USD	USD	USD
Employee benefit expenses	5	35,510,826	44,433,520	26,106,003
Amortization of intangible assets	11	3,821,276	2,021,722	-
Depreciation of property, plant and equipment	12	263,407	817,597	791,714
Depreciation of right-of-use assets	13	1,493,946	1,963,787	1,965,711
Operating lease expense in respect of short-term leases		158,501	184,983	239,200
Auditor’s remuneration	(a)	1,062,731	653,582	326,557
Legal and professional fees	(b)	11,073,190	4,970,555	6,524,305
Marketing and promotions	(c)	11,191,580	3,223,609	698,412
Software maintenance		864,406	714,063	3,303,135
Technology	(d)	5,769,085	4,584,780	1,113,871
Other expenses		1,302,128	1,347,923	1,915,736
		72,511,076	64,916,121	42,984,644

Note 4(a): The increase in auditor’s remuneration for the year ended 31 March 2022 is due to higher audit fee for the new auditor in connection with the annual audit of the Group for the year ended 31 March 2022.

Note 4(b): Legal and professional fees for the year ended 31 March 2022 mainly consist of:

●	Fees associated with being a listed company including those related with SEC filings and incremental investor relation activities;
●	Cost associated with trademark applications following the rebranding from Diginex to Eqonex;
●	Incremental recruitment fees as the Group invested in high quality employees to grow and support the business;
●	Cost associated with the legal structure and regulatory approval for the pending launch of the investment products business in Europe; and
●	Incremental fees for compliance related services to support Know Your Customer and Anti-Money Laundering monitoring following the launch of EQONEX in July 2020.

Note 4(c): Fees paid to market and promote EQONEX following the launch of the exchange in July 2020. The marketing costs include fees paid to market makers of which the majority was settled via the issuance of equity. The increase in marketing and promotions expenses for the year ended 31 March 2022 included a full year effect of related activities when compared to that of prior year.

Note 4(d): Technology costs consist, in part, of cloud-based hosting services. The year-on-year growth is driven by the additional demand for this service during the continued expansion of EQONEX.